INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Other-Than- Temporary Impairments in AOCI	$ (856,000,000)	$ (761,000,000)
Other invested assets carried at fair value, Amortized Cost or Cost	5,155,000,000	5,392,000,000
Other invested assets carried at fair value, Gross Unrealized Gains	1,611,000,000	1,256,000,000
Other invested assets carried at fair value, Gross Unrealized Losses	(269,000,000)	(60,000,000)
Other invested assets carried at fair value, fair value	6,497,000,000	6,588,000,000
Total, Amortized Cost or Cost	257,745,000,000	228,632,000,000
Total, Gross Unrealized Gains	21,637,000,000	16,038,000,000
Total, Gross Unrealized Losses	5,280,000,000	5,199,000,000
Total, fair value	274,102,000,000	239,471,000,000
Total, Other-Than-Temporary Impairments in AOCI	(856,000,000)	(761,000,000)
Other details of available-for-sale securities
Minimum percentage of fair value of available for sale securities pledged by counterparties under secured financing transactions	102.00%
Available for sale securities at fair value loaned to counterparties under secured financing transactions	2,300,000,000
Assets held-for-sale
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available for Sale Securities, fair value		80,500,000,000
Available-for-sale Securities and other invested assets, Gross Unrealized Gain (Loss)		604,000,000
Bonds available for sale
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	250,770,000,000	220,669,000,000
Available-for-sale Securities, Gross Unrealized Gains	18,121,000,000	12,717,000,000
Available-for-sale Securities, Gross Unrealized Losses	(4,910,000,000)	(5,084,000,000)
Available for Sale Securities, fair value	263,981,000,000	228,302,000,000
Available-for-sale Securities, Other-Than- Temporary Impairments in AOCI	(856,000,000)	(761,000,000)
Other details of available-for-sale securities
Available for sale securities not rated or rated below investment grade	24,200,000,000	18,600,000,000
Bonds available for sale | U.S. government and government sponsored entities
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	5,661,000,000	7,239,000,000
Available-for-sale Securities, Gross Unrealized Gains	418,000,000	184,000,000
Available-for-sale Securities, Gross Unrealized Losses	(1,000,000)	(73,000,000)
Available for Sale Securities, fair value	6,078,000,000	7,350,000,000
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	35,017,000,000	45,297,000,000
Available-for-sale Securities, Gross Unrealized Gains	2,554,000,000	1,725,000,000
Available-for-sale Securities, Gross Unrealized Losses	(73,000,000)	(402,000,000)
Available for Sale Securities, fair value	37,498,000,000	46,620,000,000
Available-for-sale Securities, Other-Than- Temporary Impairments in AOCI	(28,000,000)	2,000,000
Bonds available for sale | Non-U.S. government
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	24,568,000,000	16,142,000,000
Available-for-sale Securities, Gross Unrealized Gains	1,269,000,000	741,000,000
Available-for-sale Securities, Gross Unrealized Losses	(102,000,000)	(75,000,000)
Available for Sale Securities, fair value	25,735,000,000	16,808,000,000
Available-for-sale Securities, Other-Than- Temporary Impairments in AOCI		(28,000,000)
Bonds available for sale | Corporate debt
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	134,974,000,000	117,367,000,000
Available-for-sale Securities, Gross Unrealized Gains	11,569,000,000	8,725,000,000
Available-for-sale Securities, Gross Unrealized Losses	(1,725,000,000)	(1,198,000,000)
Available for Sale Securities, fair value	144,818,000,000	124,894,000,000
Available-for-sale Securities, Other-Than- Temporary Impairments in AOCI	115,000,000	99,000,000
Bonds available for sale | Mortgage backed, asset backed and collateralized
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	50,550,000,000	34,624,000,000
Available-for-sale Securities, Gross Unrealized Gains	2,311,000,000	1,342,000,000
Available-for-sale Securities, Gross Unrealized Losses	(3,009,000,000)	(3,336,000,000)
Available for Sale Securities, fair value	49,852,000,000	32,630,000,000
Available-for-sale Securities, Other-Than- Temporary Impairments in AOCI	(943,000,000)	(834,000,000)
Bonds available for sale | Residential mortgage backed securities (RMBS)
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	34,780,000,000	20,661,000,000
Available-for-sale Securities, Gross Unrealized Gains	1,387,000,000	700,000,000
Available-for-sale Securities, Gross Unrealized Losses	(1,563,000,000)	(1,553,000,000)
Available for Sale Securities, fair value	34,604,000,000	19,808,000,000
Available-for-sale Securities, Other-Than- Temporary Impairments in AOCI	(716,000,000)	(648,000,000)
Bonds available for sale | Commercial mortgage-backed securities (CMBS)
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	8,449,000,000	7,320,000,000
Available-for-sale Securities, Gross Unrealized Gains	470,000,000	240,000,000
Available-for-sale Securities, Gross Unrealized Losses	(973,000,000)	(1,149,000,000)
Available for Sale Securities, fair value	7,946,000,000	6,411,000,000
Available-for-sale Securities, Other-Than- Temporary Impairments in AOCI	(276,000,000)	(218,000,000)
Bonds available for sale | Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	7,321,000,000	6,643,000,000
Available-for-sale Securities, Gross Unrealized Gains	454,000,000	402,000,000
Available-for-sale Securities, Gross Unrealized Losses	(473,000,000)	(634,000,000)
Available for Sale Securities, fair value	7,302,000,000	6,411,000,000
Available-for-sale Securities, Other-Than- Temporary Impairments in AOCI	49,000,000	32,000,000
Equity securities available for sale
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	1,820,000,000	2,571,000,000
Available-for-sale Securities, Gross Unrealized Gains	1,905,000,000	2,065,000,000
Available-for-sale Securities, Gross Unrealized Losses	(101,000,000)	(55,000,000)
Available for Sale Securities, fair value	3,624,000,000	4,581,000,000
Equity securities available for sale | Common Stock
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	1,682,000,000	1,820,000,000
Available-for-sale Securities, Gross Unrealized Gains	1,839,000,000	1,931,000,000
Available-for-sale Securities, Gross Unrealized Losses	(100,000,000)	(52,000,000)
Available for Sale Securities, fair value	3,421,000,000	3,699,000,000
Equity securities available for sale | Preferred Stock
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	83,000,000	400,000,000
Available-for-sale Securities, Gross Unrealized Gains	60,000,000	88,000,000
Available-for-sale Securities, Gross Unrealized Losses		(1,000,000)
Available for Sale Securities, fair value	143,000,000	487,000,000
Equity securities available for sale | Mutual Funds
Available-for-sale Securities and Alternative Investments Excluding held-for-sale Investments Balance Sheet Reported Amounts [Abstract]
Available-for-sale Securities, Amortized Cost or Cost	55,000,000	351,000,000
Available-for-sale Securities, Gross Unrealized Gains	6,000,000	46,000,000
Available-for-sale Securities, Gross Unrealized Losses	(1,000,000)	(2,000,000)
Available for Sale Securities, fair value	$ 60,000,000	$ 395,000,000